Interests in unconsolidated structured entities (Narrative) (Detail) - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Sponsored [Member] | Non Existence Of Interest [Member]
Disclosure Of Unconsolidated Structured Entities [Table]
Assets transferred to client vehicles by UBS, at time of transfer	$ 1	$ 1
Assets transferred to client vehicles by third parties, at time of transfer	3	2
Total closing net asset value of sponsored investment funds	38	46
Interests in Investment funds represented on balance sheet
Disclosure Of Unconsolidated Structured Entities [Table]
Assets held by the unconsolidated structured entities in which UBS had an interest	139	158
Interests in Investment funds not represented on balance sheet
Disclosure Of Unconsolidated Structured Entities [Table]
Assets held by the unconsolidated structured entities in which UBS had an interest	292	370
UBS AG | Sponsored [Member] | Non Existence Of Interest [Member]
Disclosure Of Unconsolidated Structured Entities [Table]
Assets transferred to client vehicles by UBS, at time of transfer	1	1
Assets transferred to client vehicles by third parties, at time of transfer	3	2
Total closing net asset value of sponsored investment funds	38	46
UBS AG | Interests in Investment funds represented on balance sheet
Disclosure Of Unconsolidated Structured Entities [Table]
Assets held by the unconsolidated structured entities in which UBS had an interest	95	103
UBS AG | Interests in Investment funds not represented on balance sheet
Disclosure Of Unconsolidated Structured Entities [Table]
Assets held by the unconsolidated structured entities in which UBS had an interest	$ 336	$ 425